Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Refining Assets	Other Assets (1)	Total
COST
As at December 31, 2024	52,090	280	14,325	1,975	68,670
Acquisitions	268	—	—	—	268
Additions	3,053	4	413	18	3,488
Transfer from E&E (Note 9)	112	—	—	—	112
Change in Decommissioning Liabilities	412	—	—	—	412
Divestitures (Note 5)	(5)	—	(7,243)	(6)	(7,254)
Exchange Rate Movements and Other	(450)	(9)	(416)	(23)	(898)
As at September 30, 2025	55,480	275	7,079	1,964	64,798

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2024	21,849	141	6,675	1,437	30,102
Depreciation, Depletion and Amortization	2,993	9	507	61	3,570
Divestitures (Note 5)	(1)	—	(4,195)	—	(4,196)
Exchange Rate Movements and Other	(397)	(8)	(239)	(6)	(650)
As at September 30, 2025	24,444	142	2,748	1,492	28,826

CARRYING VALUE
As at December 31, 2024	30,241	139	7,650	538	38,568
As at September 30, 2025	31,036	133	4,331	472	35,972
(1)Includes assets within the commercial fuels business, office furniture, fixtures, leasehold improvements, information technology and aircraft.